Cover	May 08, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 08, 2024
Entity Registrant Name	LENZ THERAPEUTICS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40532
Entity Tax Identification Number	84-4867570
Entity Address, Address Line One	445 Marine View Ave., Ste. #320
Entity Address, City or Town	Del Mar
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92014
City Area Code	(858)
Local Phone Number	925-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Trading Symbol	LENZ
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001815776